Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accrued Expenses
Operating expenses	$ 1,186	$ 855
Interest expenses	2,873	4,049
Other expenses	696	1,713
Total accrued expenses	$ 4,755	$ 6,617